Consolidated Statements of Cash Flows (Unaudited) (USD $)	1 Months Ended	3 Months Ended	10 Months Ended	13 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ 0	$ (237,659)	$ (829,028)	$ (1,064,954)
Adjustments to net loss for non-cash items:
Accrued interest converted to stock	0	17,982	0	17,982
Write down of goodwill in subsidiary	0	0	339,195	339,195
Compensatory stock issuances	0	17,250	2,300	17,800
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) decrease in deposits and advances	0	0	(25,000)	(25,000)
Increase in accounts payable	0	35,088	15,424	50,529
Increase in accrued liabilities	0	(17)	47,510	47,493
Increase in stock subscription payable	0	0	40,000	40,000
Net Cash Used by Operating Activities	0	(167,356)	(409,599)	(576,955)
Cash Flows from Investing Activities
Investment in Garner Investments, Inc.	0	0	(300,000)	(300,000)
Investment in well	0	(198,500)		(198,500)
Purchase of Oil and Gas leases	0	0	(303,000)	(303,000)
Net Cash Used in Investing Activities	0	(198,500)	(603,000)	(801,500)
Cash Flows from Financing Activities:
Proceeds from convertible promissory notes	0	0	1,000,000	1,000,000
Proceeds from other notes payable	0	0	400,000	400,000
Payments on other notes payable	0	0	(200,000)	(200,000)
Proceeds from shareholder contribution	0	0	90,000	90,000
Proceeds from stock sales	0	165,000	210,100	375,100
Net Cash Provided by Financing Activities	0	165,000	1,500,100	1,665,100
Net Increase (decrease) in Cash	0	(200,856)	487,501	286,645
Cash and Cash Equivalents - Beginning of Period	0	487,501	0	0
Cash and Cash Equivalents - End of Period	0	286,645	487,501	286,645
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense	0	0	0	0
Cash paid for income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Net deficit of subsidiary on purchase	0	0	(55,992)	(55,992)
Issuance of notes payable for assets	0	0	175,000	175,000
Issuance of common stock for accounts payable	0	17,250	100	100
Issuance of common stock for oil lease	$ 0	$ 0	$ 200	$ 200